Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
Fair value measurement and option
The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

> Refer to “Fair value option” in Note 33 – Financial instruments for further information.

Cash and due from banks
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (>>>reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (>>>repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.

Trading assets and liabilities
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered >>>derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for >>>over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been made to sell a security.

Other investments
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for under the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues . The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. These assets are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the carrying amount may not be recoverable. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of the following components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in an amount equal to any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses would have been established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on the write-off of a loan and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated on a straight-line basis over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized; rather they are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the indefinite intangible asset may be impaired. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
Recognition of an impairment on tangible fixed assets and finite intangible assets
The Group evaluates premises and equipment and finite intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets - Derivatives used for hedging
Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Share-based compensation
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting), which only contain a service condition that affects vesting, is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (“front-loaded” expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.

Net interest income
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.

Commissions and fees
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized, assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Bank
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse AG (the Bank), a Swiss bank subsidiary of Credit Suisse Group AG (the Group), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Prior year’s consolidated financial statements have been restated to reflect the Clariden Leu integration on April 2, 2012. In addition, certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholder’s equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group for a summary of significant accounting policies, with the exception of the following accounting policies.

Pensions and other post-retirement benefits
Pensions and other post-retirement benefits
Credit Suisse sponsors a Group defined benefit pension plan in Switzerland that covers eligible employees of the Bank domiciled in Switzerland. The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in Switzerland and other countries around the world.

For the Bank’s participation in the Group defined benefit pension plan, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank and defined contribution accounting is applied, as the Bank is not the sponsoring entity of the Group plan.

For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Bank management. For example, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Bank’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Bank’s defined benefit post-retirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Bank records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on Group shares
The Bank’s shares are wholly-owned by Credit Suisse Group AG and are not subject to trading. The Bank may buy and sell Credit Suisse Group AG shares (Group shares), own bonds and financial instruments on Group shares within its normal trading and market-making activities. In addition, the Bank may hold Group shares to economically hedge commitments arising from employee share-based compensation awards. Group shares are reported as trading assets, unless those shares are held to economically hedge share award obligations. Hedging shares are reported as treasury shares, resulting in a reduction to total shareholder’s equity. Financial instruments on Group shares are recorded as assets or liabilities and carried at fair value. Dividends received on Group shares and unrealized and realized gains and losses on Group shares are recorded according to the classification of the shares as trading assets or treasury shares. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.